Investments in Equity-Accounted Associates and Joint Ventures - Additional Information (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Joint Ventures And Associates [Line Items]
Cumulative unrecognised share of losses of joint ventures	$ 0
Unrecognised share of losses of joint ventures	0
Investments in associates	63,000,000	$ 313,000,000
Unrecognized share of losses of associate	0
Cumulative unrecognized share of losses of associate	0
Top of range [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment commitment in associates	0	0
Listed associates [Member] | At Carrying Value [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	0	157,000,000
Listed associates [Member] | At fair value [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates, fair value where price quotations published	0	192,000,000
Unlisted Associates [member] | At Carrying Value [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	63,000,000	156,000,000
Unlisted Associates [member] | At fair value [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates, fair value where price quotations not published	101,000,000	164,000,000
Associates [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Undrawn credit commitments	79,000,000	153,000,000
Loans	$ 0	0
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Description of joint venture	CIBC is a 50/50 joint venture partner with The Bank of New York Mellon in two joint ventures CIBC Mellon Trust Company and CIBC Mellon Global Securities Services Company
Country of incorporation of joint venture	Canada
Proportion of ownership interest in joint venture	50.00%
Loans	$ 0	0
Undrawn credit commitments	128,000,000	128,000,000
All other segments [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment in joint venture	463,000,000	402,000,000
Investments in associates	21,000,000	20,000,000
Canadian Personal and Small Business Banking [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	0	2,000,000
Canadian Commercial Banking and Wealth Management [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	1,000,000	0
U.S. Commercial banking and wealth management [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	0	0
Capital markets [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	$ 41,000,000	$ 291,000,000